Intangible Assets	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 7 – INTANGIBLE ASSETS

The components of intangible assets, all of which are finite-lived, were as follows:

	September 30, 2020	March 31, 2020
Patents	$3,832,661	$3,822,542
Trademarks	25,527	25,023
Total, at cost	3,858,188	3,847,565
Accumulated Amortization	(3,835,656)	(3,788,954)
Total, net	$22,532	$58,611

During the three-month periods ended September 30, 2020 and 2019, amortization expense was $1,385 and $137,598, respectively. During the six-month periods ended September 30, 2020 and 2019, amortization expense was $46,702 and $274,707, respectively.

NOTE 5 – INTANGIBLE ASSETS

The components of intangible assets, all of which are finite-lived, were as follows:

	As of March 31
	2020	2019
Patents	$3,822,542	$3,820,374
Trademarks	25,023	22,829
Total at cost	3,847,565	3,843,203
Accumulated Amortization	(3,788,954)	(3,253,386)
Total net	$58,611	$589,817

During fiscal years 2020 and 2019, amortization expense was $543,320 and $638,579, respectively. The Company performed intangible impairment analyses throughout the year ended March 31, 2020 and concluded that approximately $31,000 (2019: $104,000) in patents needed to be impaired. We conducted these analyses pursuant to ASC 350 and ASC 360.